Note 9 - Leases (Tables)	12 Months Ended
Mar. 31, 2016
Sales Type Lease [Member]
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen
	2015	2016

Year ending March 31:
2017		¥845,336
2018		751,865
2019		617,127
2020		401,579
2021		352,438
2022 and thereafter		379,599

Total minimum lease payments to be received*	¥1,488,656	¥3,347,944
Estimated residual value of leased property (unguaranteed)	–	–
Less unearned income	(24,278)	(89,407)
Net investment in sales-type leases	1,464,378	3,258,537
Less current portion	(702,219)	(813,689)
Non-current net investment in sales-type leases	¥762,159	¥2,444,848

Schedule of Lease Refundable Deposits [Table Text Block]
	Thousands of Yen
	2015	2016

Head office	¥2,187,901	¥2,462,266
Sales and subsidiaries offices	547,549	551,242
Others	64,751	71,173

Total refundable guarantee deposits	¥2,800,201	¥3,084,681

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2017	¥870,720	¥3,579,008	¥4,142,275
2018	673,610	981,812	3,074,462
2019	309,032	173,907	2,326,311
2020	–	132,523	1,394,337
2021	–	109,581	886,236
2022 and thereafter	–	274,562	338,174

Total minimum lease payments	¥1,853,362	¥5,251,393	12,161,795

Less amounts representing interest			(428,042)

Present value of net minimum capital lease payments			11,733,753
Less current portion			(3,954,386)

Noncurrent portion			¥7,779,367